Financial instruments and risk management - Capital management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net debt	R$ (15,557,293)	R$ (12,237,685)
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liability	(7,360,514)	(3,518,156)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liability	(12,520,812)	(12,106,621)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,064,815	1,647,880
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	946,281	1,459,708
Aircraft sublease receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 312,937	R$ 279,504